UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund Annual Report April 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of April 30, 2018

Days	% of fund's investments 4/30/18
1 - 7	28.3
8 - 30	26.9
31 - 60	14.3
61 - 90	23.3
91 - 180	7.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
U.S. Treasury Debt	99.9%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yield

4/30/18
Fidelity® Treasury Only Money Market Fund	1.30%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 99.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bills
5/3/18 to 10/25/18	1.31 to 2.02%	$2,165,486	$2,160,840
U.S. Treasury Notes
5/15/18 to 1/31/20	1.46 to 2.01 (b)	1,010,494	1,010,357
TOTAL U.S. TREASURY DEBT
(Cost $3,171,197)			3,171,197
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,171,197)			3,171,197
NET OTHER ASSETS (LIABILITIES) - 0.1%			1,764
NET ASSETS - 100%			$3,172,961

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,171,197)		$3,171,197
Cash		3,033
Receivable for fund shares sold		7,975
Interest receivable		1,548
Total assets		3,183,753
Liabilities
Payable for fund shares redeemed	$9,455
Distributions payable	213
Accrued management fee	1,124
Total liabilities		10,792
Net Assets		$3,172,961
Net Assets consist of:
Paid in capital		$3,172,911
Accumulated undistributed net realized gain (loss) on investments		50
Net Assets, for 3,172,102 shares outstanding		$3,172,961
Net Asset Value, offering price and redemption price per share ($3,172,961 ÷ 3,172,102 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended April 30, 2018
Investment Income
Interest		$40,101
Expenses
Management fee	$14,293
Independent trustees' fees and expenses	12
Total expenses before reductions	14,305
Expense reductions	(1)	14,304
Net investment income (loss)		25,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3
Total net realized gain (loss)		3
Net increase in net assets resulting from operations		$25,800

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2018	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,797	$2,576
Net realized gain (loss)	3	27
Net increase in net assets resulting from operations	25,800	2,603
Distributions to shareholders from net investment income	(25,797)	(2,577)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,045,226	1,130,649
Reinvestment of distributions	24,071	2,390
Cost of shares redeemed	(1,616,768)	(1,849,328)
Net increase (decrease) in net assets and shares resulting from share transactions	(547,471)	(716,289)
Total increase (decrease) in net assets	(547,468)	(716,263)
Net Assets
Beginning of period	3,720,429	4,436,692
End of period	$3,172,961	$3,720,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Only Money Market Fund

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.008	–A	–A	–A	–A
Distributions from net investment income	(.008)	–A	–A	–A	–A
Total distributions	(.008)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.77%	.07%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.38%	.16%	.05%	.06%
Expenses net of all reductions	.42%	.38%	.16%	.04%	.06%
Net investment income (loss)	.76%	.06%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,173	$3,720	$4,437	$4,597	$5,055

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$3,171,197

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$56

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017
Ordinary Income	$25,797	$ 2,577

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Only Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Treasury Only Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2018, the related statement of operations for the year ended April 30, 2018, the statement of changes in net assets for each of the two years in the period ended April 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2018 and the financial highlights for each of the five years in the period ended April 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 236 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	.42%	$1,000.00	$1,004.90	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2018, $719, or, if subsequently determined to be different, the net capital gain of such year.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 11,475,155 of distributions paid during the period January 1, 2018 to April 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TMM-ANN-0618
1.703531.120

Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class Annual Report April 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of April 30, 2018

Days	% of fund's investments 4/30/18
1 - 7	49.6
8 - 30	25.6
31 - 60	14.1
61 - 90	8.2
91 - 180	2.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Certificates of Deposit	35.7%
Commercial Paper	40.6%
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	0.3%
Non-Negotiable Time Deposit	9.2%
Other Instruments	1.4%
Repurchase Agreements	12.5%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

4/30/18
Fidelity® Money Market Fund	1.68%
Premium Class	1.80%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2018, the most recent period shown in the table, would have been 1.70% for Premium Class.

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Certificate of Deposit - 35.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.5%
Citibank NA
6/13/18	2.20%	$170,000	$170,000
Wells Fargo Bank NA
7/5/18 to 8/17/18	2.05 to 2.09 (b)(c)	300,000	300,000
			470,000
London Branch, Eurodollar, Foreign Banks - 1.2%
Mizuho Bank Ltd. London Branch
6/27/18 to 8/2/18	2.40 to 2.43	182,000	181,104
Sumitomo Mitsui Trust Bank Ltd. London Branch
5/29/18	2.10	31,000	31,000
			212,104
New York Branch, Yankee Dollar, Foreign Banks - 32.0%
Bank of Montreal
5/4/18 to 8/10/18	2.07 to 2.09 (b)(c)	565,000	565,000
Bank of Nova Scotia
6/1/18 to 7/13/18	2.07 to 2.10 (b)(c)	325,000	325,001
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/2/18	1.80	90,000	90,000
Bayerische Landesbank
5/2/18	2.20	173,000	173,000
Canadian Imperial Bank of Commerce
5/22/18	2.09 (b)(c)	90,000	90,000
KBC Bank NV
5/29/18 to 6/4/18	2.12 to 2.13	325,000	325,000
Landesbank Baden-Wuerttemberg New York Branch
5/1/18 to 5/3/18	1.82 to 1.82	565,000	565,000
Landesbank Hessen-Thuringen
5/1/18	1.75	68,000	68,000
Mitsubishi UFJ Trust & Banking Corp.
5/16/18	2.08 (b)(c)	150,000	150,000
Mizuho Corporate Bank Ltd.
6/7/18 to 7/9/18	2.19 to 2.34	515,000	515,000
Natixis SA
6/5/18	2.15	168,000	168,000
Royal Bank of Canada
6/20/18 to 10/18/18	2.07 to 2.41 (b)(c)	731,000	731,000
Sumitomo Mitsui Banking Corp.
5/21/18 to 6/5/18	2.08 to 2.09 (b)(c)	535,000	535,000
Sumitomo Mitsui Trust Bank Ltd.
6/8/18	2.09 (b)(c)	150,000	150,000
Svenska Handelsbanken AB
7/2/18 to 9/27/18	2.05 to 2.29 (b)(c)	509,000	509,000
Swedbank AB
5/1/18 to 5/7/18	1.75 to 1.75	896,000	896,002
Toronto-Dominion Bank
1/18/19	2.45 (b)(c)	134,000	134,000
			5,989,003
TOTAL CERTIFICATE OF DEPOSIT
(Cost $6,671,107)			6,671,107

Financial Company Commercial Paper - 34.9%
ASB Finance Ltd. (London)
7/30/18 to 9/26/18	2.07 to 2.34 (b)(c)	76,000	76,000
Bank of Nova Scotia
8/28/18	2.09 (b)(c)	140,000	140,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/15/18 to 6/29/18	2.06 to 2.52 (d)	265,000	264,586
Bayerische Landesbank
5/1/18 to 5/7/18	1.80 to 1.80	752,350	752,259
BNP Paribas Dublin Branch
5/2/18	1.75	185,000	184,991
BPCE SA
6/11/18 to 8/9/18	2.21 to 2.45	697,000	693,824
Caisse d'Amort de la Dette Sociale
5/3/18 to 6/14/18	1.82 to 2.05 (d)	330,000	329,536
Canadian Imperial Bank of Commerce
8/15/18 to 1/23/19	2.08 to 2.45 (b)(c)	635,000	635,000
Commonwealth Bank of Australia
7/5/18	2.05 (b)(c)	77,000	77,000
Credit Suisse AG
6/8/18 to 7/26/18	2.07 to 2.36 (b)	850,000	848,663
J.P. Morgan Securities, LLC
6/19/18 to 10/22/18	2.15 to 2.43 (b)(c)	665,000	665,000
Lam Research Corp.
5/8/18 to 5/10/18	2.24 to 2.40	42,750	42,729
Landesbank Baden-Wurttemberg
5/4/18	1.82	177,000	176,973
Mitsubishi UFJ Trust & Banking Corp.
7/26/18 to 7/30/18	2.33 to 2.33	102,000	101,422
Natexis Banques Populaires New York Branch
5/1/18	1.91	60,000	60,000
Rabobank Nederland New York Branch
6/4/18	2.14	90,000	89,819
Sumitomo Mitsui Banking Corp.
6/5/18 to 6/6/18	2.16 to 2.16	52,000	51,890
Sumitomo Mitsui Trust Bank Ltd.
7/16/18 to 7/17/18	2.34 to 2.35	49,000	48,757
The Toronto-Dominion Bank
8/17/18 to 10/9/18	2.08 to 2.11 (b)(c)	441,000	441,000
Toyota Motor Credit Corp.
10/17/18 to 10/19/18	2.27 to 2.27 (b)(c)	200,000	200,000
UBS AG London Branch
9/18/18 to 11/5/18	2.34 to 2.47 (b)(c)	645,000	645,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $6,524,449)			6,524,449

Asset Backed Commercial Paper - 2.6%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

6/7/18	2.16	53,000	52,883
6/8/18	2.17	31,000	30,929
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

5/3/18	1.83	32,000	31,997
6/13/18	2.26	59,000	58,841
6/5/18	2.19	43,000	42,909
6/7/18	2.19	13,000	12,971
7/26/18	2.32	63,000	62,652
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

5/2/18	1.75	20,000	19,999
6/11/18	2.24	60,056	59,903
6/14/18	2.26	26,602	26,529
6/21/18	2.35	12,469	12,428
6/8/18	2.35	83,000	82,812
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $494,853)			494,853

Non-Financial Company Commercial Paper - 3.1%
American Electric Power Co., Inc.
5/2/18 to 5/16/18	2.34 to 2.51	52,500	52,473
Bell Canada
6/11/18 to 6/18/18	2.49 to 2.49	54,000	53,837
Dominion Resources, Inc.
5/7/18	2.43	33,000	32,987
Duke Energy Corp.
5/9/18	2.14	12,000	11,994
Eversource Energy
5/2/18 to 5/7/18	2.22 to 2.24	48,300	48,289
Florida Power & Light Co.
5/15/18	2.15	12,000	11,990
NBCUniversal Enterprise, Inc.
5/1/18	2.25	12,000	12,000
5/16/18	2.32	73,000	72,929
Rogers Communications, Inc.
5/1/18	2.38	12,000	12,000
5/22/18	2.32	13,750	13,731
5/8/18	2.34	21,600	21,590
Sempra Global
5/1/18	2.44	12,000	12,000
5/16/18	2.47	11,000	10,989
5/18/18	2.32	6,000	5,993
5/30/18	2.48	8,000	7,984
6/18/18	2.56	7,000	6,976
UnitedHealth Group, Inc.
5/1/18 to 6/8/18	1.91 to 2.09	180,000	179,789
Verizon Communications, Inc.
5/14/18	2.33	8,750	8,743
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $576,294)			576,294

U.S. Treasury Debt - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes
10/31/18
(Cost $48,000)	2.01 (b)(c)	48,000	48,000

Other Instrument - 1.4%
Master Notes - 1.4%
Toyota Motor Credit Corp.
5/7/18
(Cost $267,000)	2.09 (b)(c)	267,000	267,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 5/7/18, LOC Wells Fargo Bank NA, VRDN
5/7/18
(Cost $40,000)	1.89 (b)	40,000	40,000

Non-Negotiable Time Deposit - 9.2%
Time Deposits - 9.2%
Barclays Bank PLC
5/1/18	1.75	309,552	309,552
BNP Paribas
5/1/18 to 5/3/18	1.75 to 1.75	354,000	354,000
Credit Agricole CIB
5/1/18 to 5/7/18	1.80 to 1.80	869,188	869,188
ING Bank NV
5/2/18	1.75	185,000	185,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,717,740)			1,717,740

U.S. Treasury Repurchase Agreement - 0.6%
	Maturity Amount (000s)	Value (000s)
With:
Deutsche Bank AG at 1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $104,045,076, 2.25% - 2.38%, 4/15/21 - 8/15/27)	$102,005	$102,000
Deutsche Bank Securities, Inc. at 1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $12,240,653, 0.00%, 4/25/19)	12,001	12,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $114,000)		114,000

Other Repurchase Agreement - 11.9%
Other Repurchase Agreement - 11.9%
With:
BNP Paribas at 1.82%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $130,194,579, 0.00% - 7.30%, 10/28/19 - 12/31/99)	124,006	124,000
Citigroup Global Markets, Inc. at:
1.89%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $143,177,470, 3.50%, 5/15/20)	138,007	138,000
2.37%, dated 3/8/18 due 5/7/18 (Collateralized by Equity Securities valued at $177,729,327)(b)(c)(e)	164,648	164,000
2.71%, dated 2/20/18 due 5/21/18 (Collateralized by Mortgage Loan Obligations valued at $80,341,135, 3.03% - 7.05%, 8/14/31 - 9/25/64)	74,501	74,000
2.77%, dated 2/23/18 due 5/21/18 (Collateralized by U.S. Government Obligations valued at $25,882,749, 0.00%, 1/25/46)	25,167	25,000
HSBC Securities, Inc. at 1.89%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $29,400,899, 3.55% - 3.97%, 3/5/24 - 3/5/29)	28,001	28,000
ING Financial Markets LLC at:
1.82%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $16,800,949, 2.26% - 5.38%, 3/28/19 - 4/1/47)	16,001	16,000
1.89%, dated 4/30/18 due 5/1/18:
(Collateralized by Equity Securities valued at $30,241,641)	28,001	28,000
(Collateralized by Equity Securities valued at $11,880,627)	11,001	11,000
1.97%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $8,566,476, 4.75% - 9.88%, 7/8/19 - 3/1/78)	8,000	8,000
J.P. Morgan Securities, LLC at:
1.81%, dated 4/30/18 due 5/1/18 (Collateralized by Commercial Paper valued at $89,610,692, 5/21/18 - 7/2/18)	87,004	87,000
1.89%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Government Obligations valued at $140,117,772, 0.10% - 4.00%, 9/20/40 - 5/25/48)	136,050	136,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.89%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Government Obligations valued at $138,763,698, 2.50% - 4.00%, 2/1/33 - 3/1/47)	136,050	136,000
1.94%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $59,403,239, 1.94% - 10.38%, 6/15/20 - 6/28/36)	55,003	55,000
1.96%, dated 4/25/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $42,243,865, 3.00%, 11/15/45)	41,031	41,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.88%, dated 4/30/18 due 5/1/18 (Collateralized by Equity Securities valued at $59,403,110)	55,003	55,000
Mizuho Securities U.S.A., Inc. at:
1.94%, dated:
4/18/18 due 5/2/18 (Collateralized by Equity Securities valued at $29,180,430)	27,020	27,000
4/25/18 due 5/7/18 (Collateralized by Equity Securities valued at $44,294,341)	41,031	41,000
4/26/18 due 5/7/18 (Collateralized by Equity Securities valued at $44,291,957)	41,031	41,000
4/30/18 due:
5/1/18 (Collateralized by Equity Securities valued at $42,122,292)	39,002	39,000
5/7/18 (Collateralized by Equity Securities valued at $44,282,398)	41,031	41,000
2.04%, dated 4/20/18 due 5/4/18 (Collateralized by U.S. Treasury Obligations valued at $13,268,288, 1.50%, 12/31/18)	13,010	13,000
2.99%, dated 3/14/18 due 6/12/18 (Collateralized by U.S. Government Obligations valued at $26,626,526, 1.14% - 3.75%, 1/14/19 - 4/24/28)	26,194	26,000
RBC Capital Markets Co. at 2.37%, dated 4/16/18 due 6/15/18 (Collateralized by Municipal Bond Obligations valued at $99,326,204, 5.00%, 11/15/26 - 12/1/44)	94,371	94,000
RBS Securities, Inc. at 1.86%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Government Obligations valued at $272,895,773, 0.00% - 8.88%, 12/7/18 - 4/15/30)	264,014	264,000
Societe Generale at:
1.82%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $347,562,422, 0.00% - 7.75%, 6/22/18 - 9/15/2115)	331,017	331,000
1.97%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $177,930,554, 1.88% - 13.75%, 6/1/18 - 1/24/77)	165,009	165,000
Wells Fargo Securities, LLC at 1.89%, dated 4/30/18 due 5/1/18 (Collateralized by Corporate Obligations valued at $30,241,588, 1.25% - 5.75%, 9/15/18 - 10/15/21)	28,001	28,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,236,000)		2,236,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $18,689,443)		18,689,443
NET OTHER ASSETS (LIABILITIES) - 0.1%		16,717
NET ASSETS - 100%		$18,706,160

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,122,000 or 3.2% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018
Assets
Investment in securities, at value (including repurchase agreements of $2,350,000) — See accompanying schedule: Unaffiliated issuers (cost $18,689,443)		$18,689,443
Receivable for fund shares sold		142,247
Interest receivable		13,106
Prepaid expenses		6
Receivable from investment adviser for expense reductions		675
Other receivables		176
Total assets		18,845,653
Liabilities
Payable to custodian bank	$290
Payable for investments purchased	63,610
Payable for fund shares redeemed	66,732
Distributions payable	2,156
Accrued management fee	3,763
Other affiliated payables	1,722
Other payables and accrued expenses	1,220
Total liabilities		139,493
Net Assets		$18,706,160
Net Assets consist of:
Paid in capital		$18,706,117
Accumulated undistributed net realized gain (loss) on investments		43
Net Assets		$18,706,160
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($3,209,315 ÷ 3,208,840 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($15,496,845 ÷ 15,494,515 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended April 30, 2018
Investment Income
Interest (including $92 from affiliated interfund lending)		$212,024
Expenses
Management fee	$33,848
Transfer agent fees	14,890
Accounting fees and expenses	964
Custodian fees and expenses	139
Independent trustees' fees and expenses	49
Registration fees	1,473
Audit	49
Legal	22
Interest	11
Miscellaneous	41
Total expenses before reductions	51,486
Expense reductions	(7,647)	43,839
Net investment income (loss)		168,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21
Total net realized gain (loss)		21
Net increase in net assets resulting from operations		$168,206

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2018	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,185	$43,036
Net realized gain (loss)	21	180
Net increase in net assets resulting from operations	168,206	43,216
Distributions to shareholders from net investment income	(168,187)	(43,039)
Share transactions - net increase (decrease)	9,088,029	3,785,467
Total increase (decrease) in net assets	9,088,048	3,785,644
Net Assets
Beginning of period	9,618,112	5,832,468
End of period	$18,706,160	$9,618,112
Other Information
Distributions in excess of net investment income end of period	$–	$(43)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Fund

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.005	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.011	.005	.001	–A	–A
Distributions from net investment income	(.011)	(.005)	(.001)	–A	–A
Total distributions	(.011)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.11%	.52%	.09%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.36%	.26%	.25%
Expenses net of all reductions	.42%	.42%	.36%	.26%	.25%
Net investment income (loss)	1.15%	.55%	.15%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,209	$2,301	$2,126	$2,316	$2,601

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Money Market Fund Premium Class

Years ended April 30,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.006	.002	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.012	.006	.002	–B
Distributions from net investment income	(.012)	(.006)	(.002)	–B
Total distributions	(.012)	(.006)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.23%	.64%	.15%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%	.37%	.37%	.37%F
Expenses net of fee waivers, if any	.30%	.30%	.30%	.28%F
Expenses net of all reductions	.30%	.30%	.30%	.28%F
Net investment income (loss)	1.27%	.67%	.20%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$15,497	$7,317	$3,706	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$18,689,443

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$217

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017
Ordinary Income	$168,187	$ 43,039

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $27,398 and the weighted average interest rate was .68% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Money Market Fund	$4,072.15
Premium Class	10,818.10
	$14,890

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .01%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$16,135	1.46%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of average net assets. This reimbursement will remain in place through June 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced Premium Class' expenses by $7,647.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018	Year ended April 30, 2017
From net investment income
Fidelity Money Market Fund	$30,628	$10,214
Premium Class	137,559	32,825
Total	$168,187	$43,039

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended April 30, 2018	Year ended April 30, 2017
Fidelity Money Market Fund
Shares sold	3,190,147	1,709,007
Reinvestment of distributions	28,266	9,556
Shares redeemed	(2,309,543)	(1,543,964)
Net increase (decrease)	908,870	174,599
Premium Class
Shares sold	18,546,933	7,536,158
Reinvestment of distributions	125,771	29,737
Shares redeemed	(10,493,545)	(3,955,027)
Net increase (decrease)	8,179,159	3,610,868

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2018, the related statement of operations for the year ended April 30, 2018, the statement of changes in net assets for each of the two years in the period ended April 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2018 and the financial highlights for each of periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 236 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Money Market Fund	.42%
Actual		$1,000.00	$1,006.40	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Premium Class	.30%
Actual		$1,000.00	$1,007.00	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $58,525,328 of distributions paid during the period January 1, 2018 to April 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SPM-ANN-0618
1.703534.120

Fidelity® Government Money Market Fund Capital Reserves Class Daily Money Class Advisor M Class Fidelity® Government Money Market Fund Premium Class Class K6 Annual Report April 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Government Money Market Fund or Premium Class of the fund or 1-877-208-0098 for Capital Reserves Class or Daily Money Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of April 30, 2018

Days	% of fund's investments 4/30/18
1 - 7	41.3
8 - 30	36.5
31 - 60	9.4
61 - 90	7.3
91 - 180	5.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
U.S. Treasury Debt	14.9%
U.S. Government Agency Debt	45.8%
Repurchase Agreements	39.5%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/18
Capital Reserves Class	0.80%
Daily Money Class	1.05%
Advisor M Class	1.06%
Fidelity® Government Money Market Fund	1.33%
Premium Class	1.43%
Class K6	1.50%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2018, the most recent period shown in the table, would have been 0.79% for Capital Reserves Class, 1.04% for Daily Money Class, 1.39% for Premium Class and 1.48% for Class K6.

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 14.9%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bills
5/10/18 to 10/25/18	1.31 to 2.02%	$13,891,189,000	$13,841,224,658
U.S. Treasury Notes
5/31/18 to 10/31/19	1.60 to 2.01 (b)	1,725,000,000	1,725,064,141
TOTAL U.S. TREASURY DEBT
(Cost $15,566,288,799)			15,566,288,799

U.S. Government Agency Debt - 45.8%
Federal Agencies - 45.8%
Federal Farm Credit Bank
6/11/18 to 5/6/19	1.79 to 2.01 (b)(c)	288,990,000	289,052,610
Federal Home Loan Bank
5/2/18 to 7/11/19	1.33 to 2.21 (b)	47,541,929,000	47,512,061,019
Freddie Mac
5/11/18 to 6/22/18	1.46 to 1.75	35,900,000	35,878,402
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $47,836,992,031)			47,836,992,031

U.S. Government Agency Repurchase Agreement - 16.3%
	Maturity Amount	Value
In a joint trading account at:
1.72% dated 4/30/18 due 5/1/18 (Collateralized by U.S. Government Obligations) #	$58,668,806	$58,666,000
1.73% dated 4/30/18 due 5/1/18 (Collateralized by U.S. Government Obligations) #	5,784,635,726	5,784,357,000
With:
Barclays Capital, Inc. at 1.7%, dated:
4/26/18 due 5/3/18 (Collateralized by U.S. Government Obligations valued at $150,485,523, 4.00%, 3/1/48)	147,548,757	147,500,000
4/27/18 due 5/4/18 (Collateralized by U.S. Government Obligations valued at $254,027,974, 5.00%, 5/1/48)	249,082,308	249,000,000
BMO Capital Markets Corp. at 1.73%, dated 4/25/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $53,055,294, 1.43% - 5.50%, 10/29/19 - 3/1/48)	52,074,967	52,000,000
BMO Harris Bank NA at 1.73%, dated 4/25/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $53,055,294, 0.00% - 4.50%, 3/27/19 - 4/1/48)	52,074,967	52,000,000
BNP Paribas, S.A. at 1.77%, dated:
3/19/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $75,658,430, 2.35% - 7.00%, 6/1/28 - 2/1/48)	74,218,300	74,000,000
3/20/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $75,682,997, 0.00% - 7.00%, 11/15/20 - 11/20/47)	74,225,577	74,000,000
Citibank NA at:
1.71%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $75,505,187, 0.00% - 5.50%, 8/15/18 - 5/15/46)	74,024,605	74,000,000
1.72%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $453,039,891, 0.00% - 7.00%, 5/15/18 - 10/20/67)	444,148,493	444,000,000
Credit AG at 1.71%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $151,445,986, 3.00%, 5/15/45)	147,048,878	147,000,000
Goldman Sachs & Co. at 1.74%, dated 4/30/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $297,854,396, 1.79% - 6.50%, 11/1/21 - 3/20/48)	292,098,793	292,000,000
HSBC Securities, Inc. at 1.7%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Government Obligations valued at $450,925,773, 0.88% - 6.75%, 9/18/18 - 3/15/31)	442,146,106	442,000,000
ING Financial Markets LLC at:
1.74%, dated 4/30/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $59,162,888, 2.25% - 3.00%, 11/15/24 - 7/20/46)	58,019,623	58,000,000
1.75%, dated:
4/11/18 due 6/14/18 (Collateralized by U.S. Government Obligations valued at $152,131,202, 2.50% - 5.50%, 5/1/25 - 5/1/48)	149,463,556	149,000,000
4/12/18 due 6/15/18 (Collateralized by U.S. Government Obligations valued at $121,492,108, 3.50% - 4.00%, 5/1/32 - 3/1/48)	119,370,222	119,000,000
1.76%, dated 4/2/18 due 6/4/18 (Collateralized by U.S. Government Obligations valued at $106,230,778, 2.24% - 4.00%, 7/25/39 - 5/16/53)	104,320,320	104,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.74%, dated 4/2/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $456,579,076, 2.39% - 5.00%, 7/1/29 - 4/1/48)	448,361,115	447,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.75%, dated 4/16/18 due 6/15/18 (Collateralized by U.S. Government Obligations valued at $257,227,425, 0.00% - 5.96%, 3/1/19 - 4/1/48)	252,735,000	252,000,000
1.76%, dated:
4/17/18 due 6/18/18 (Collateralized by U.S. Government Obligations valued at $213,325,910, 0.00% - 6.05%, 10/15/20 - 4/1/48)	209,633,502	209,000,000
4/18/18 due:
6/19/18 (Collateralized by U.S. Government Obligations valued at $76,548,620, 0.79% - 4.50%, 4/1/24 - 3/1/48)	75,227,333	75,000,000
6/20/18 (Collateralized by U.S. Government Obligations valued at $153,097,240, 2.50% - 5.00%, 10/1/25 - 8/15/57)	150,462,000	150,000,000
1.77%, dated 4/23/18 due 6/22/18 (Collateralized by U.S. Government Obligations valued at $196,937,432, 2.16% - 5.37%, 11/1/21 - 5/1/48)	193,569,350	193,000,000
1.78%, dated:
4/4/18 due:
6/4/18 (Collateralized by U.S. Government Obligations valued at $199,165,532, 0.00% - 7.00%, 3/1/19 - 3/1/48)	195,588,142	195,000,000
6/5/18 (Collateralized by U.S. Government Obligations valued at $168,524,680, 0.00% - 5.00%, 10/1/23 - 4/1/48)	165,505,817	165,000,000
4/25/18 due 6/25/18 (Collateralized by U.S. Government Obligations valued at $151,004,785, 2.50% - 5.00%, 5/1/27 - 4/20/48)	148,446,384	148,000,000
MUFG Securities (Canada), Ltd. at 1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Government Obligations valued at $5,100,248, 3.50%, 11/1/47)	5,000,243	5,000,000
Nomura Securities International, Inc. at 1.72%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Government Obligations valued at $1,574,386,369, 0.00% - 7.00%, 6/1/18 - 3/20/68)	1,543,516,048	1,543,000,000
RBC Dominion Securities at:
1.71%, dated 4/20/18 due:
5/4/18 (Collateralized by U.S. Government Obligations valued at $60,721,770, 1.75% - 3.50%, 1/31/22 - 11/20/47)	59,539,568	59,500,000
5/7/18 (Collateralized by U.S. Government Obligations valued at $60,721,725, 1.88% - 4.00%, 1/31/22 - 11/20/47)	59,548,046	59,500,000
1.72%, dated 4/24/18 due 5/2/18 (Collateralized by U.S. Government Obligations valued at $226,518,973, 2.00% - 4.75%, 4/30/24 - 11/20/47)	222,084,853	222,000,000
RBC Financial Group at:
1.7%, dated:
4/5/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $115,514,767, 2.01% - 6.50%, 4/1/26 - 1/1/57)	113,320,167	113,000,000
4/6/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $259,385,858, 2.11% - 4.50%, 2/1/26 - 1/1/57)	254,719,667	254,000,000
1.71%, dated 4/9/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $415,771,238, 1.50% - 8.00%, 10/1/18 - 1/1/57)	407,579,975	407,000,000
1.73%, dated 4/2/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $81,993,985, 1.50% - 4.50%, 4/1/26 - 1/1/57)	80,055,162	79,825,000
1.88%, dated 4/30/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $231,557,438, 2.00% - 8.00%, 10/1/18 - 2/1/57)	228,078,754	227,000,000
Societe Generale at 1.74%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $984,587,301, 0.13% - 2.88%, 8/31/18 - 8/15/46)	965,046,642	965,000,000
Sumitomo Mitsui Banking Corp. at 1.74%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Government Obligations valued at $1,787,126,374, 3.50% - 4.00%, 2/1/47 - 12/20/47)	1,752,084,680	1,752,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.8%, dated 3/29/18 due 5/2/18 (Collateralized by U.S. Government Obligations valued at $112,609,837, 2.00% - 3.00%, 1/15/21 - 8/20/46)	110,187,000	110,000,000
1.81%, dated:
3/29/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $128,102,416, 2.00% - 3.00%, 1/15/21 - 8/20/46)	125,389,165	125,137,500
4/6/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $128,909,060, 2.00% - 3.00%, 1/15/21 - 11/20/46)	126,221,725	126,000,000
4/10/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $130,954,411, 2.00% - 3.00%, 1/15/21 - 6/20/46)	128,225,244	128,000,000
4/13/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $130,896,676, 2.00% - 3.00%, 1/15/21 - 11/20/46)	128,225,244	128,000,000
4/17/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $125,723,541, 2.00% - 3.00%, 1/15/21 - 11/20/46)	123,216,446	123,000,000
4/23/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $76,645,190, 2.00% - 3.50%, 1/15/21 - 9/20/47)	75,052,792	75,000,000
4/24/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $130,914,672, 2.00% - 4.00%, 1/15/21 - 6/20/47)	128,225,244	128,000,000
5/2/18 due 5/7/18(d)	110,193,569	110,000,000
5/7/18 due 5/7/18(d)(e)	119,209,407	119,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $17,013,485,500)		17,013,485,500

U.S. Treasury Repurchase Agreement - 23.2%
With:
Barclays Capital, Inc. at 1.73%, dated:
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,623,350, 0.00% - 9.00%, 5/24/18 - 8/15/47)	267,384,925	267,000,000
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $135,715,596, 0.00% - 7.25%, 2/28/19 - 11/15/44)	133,191,742	133,000,000
BMO Harris Bank NA at:
1.7%, dated:
4/12/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,397,747, 1.63% - 2.75%, 2/15/19 - 2/15/26)	135,216,750	135,000,000
4/13/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $139,594,083, 2.13% - 2.75%, 2/15/19 - 8/15/46)	135,388,875	135,000,000
1.72%, dated:
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,874,137, 2.13%, 9/30/24)	270,348,300	270,000,000
4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,604,489, 2.25%, 2/15/27)	135,316,050	135,000,000
1.73%, dated:
4/2/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $277,046,906, 1.50% - 3.88%, 2/15/19 - 8/15/40)	270,830,400	270,000,000
4/3/18 due 5/4/18 (Collateralized by U.S. Treasury Obligations valued at $275,898,717, 1.00% - 4.00%, 8/15/18 - 8/31/21)	270,402,225	270,000,000
4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $140,097,591, 1.63% - 4.38%, 2/15/19 - 11/15/39)	136,196,067	136,000,000
1.8%, dated 4/20/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,770,823, 1.88% - 2.75%, 2/15/19 - 4/30/22)	136,516,800	136,000,000
1.82%, dated:
4/17/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $96,323,858, 2.75%, 2/15/19)	94,413,443	94,000,000
4/19/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $69,683,345, 2.75%, 2/15/19)	68,292,211	68,000,000
4/30/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $109,521,517, 1.00% - 2.63%, 11/30/19 - 11/15/20)	107,362,433	107,000,000
1.84%, dated:
4/20/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $84,035,928, 2.75% - 3.75%, 2/15/19 - 8/15/41)	81,376,740	81,000,000
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $55,094,927, 1.88% - 2.75%, 2/15/19 - 4/30/22)	54,242,880	54,000,000
BNP Paribas, S.A. at:
1.65%, dated 3/2/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $136,594,522, 0.00% - 4.38%, 9/13/18 - 2/15/43)	133,371,846	133,000,000
1.66%, dated:
3/5/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $408,744,062, 0.00% - 8.75%, 6/21/18 - 5/15/47)	400,159,095	399,000,000
3/6/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $479,423,131, 2.13% - 7.63%, 5/15/21 - 11/15/45)	467,353,730	466,000,000
3/7/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,008,154, 0.00% - 8.13%, 5/31/18 - 8/15/46)	266,772,730	266,000,000
1.67%, dated 3/8/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,675,833, 0.00% - 7.50%, 8/31/18 - 8/15/46)	268,783,230	268,000,000
1.68%, dated 3/9/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $410,711,921, 0.00% - 4.25%, 9/13/18 - 2/15/44)	402,178,940	401,000,000
1.7%, dated:
3/12/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $342,696,640, 0.00% - 8.13%, 5/31/18 - 8/15/47)	334,993,650	334,000,000
4/12/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $275,719,638, 1.63% - 8.50%, 2/15/20 - 11/15/46)	270,777,750	270,000,000
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,837,165, 1.50% - 4.75%, 11/30/19 - 2/15/47)	270,369,750	270,000,000
1.71%, dated:
4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $279,132,347, 0.00% - 8.75%, 6/21/18 - 2/15/45)	272,625,525	271,825,000
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,898,859, 0.00% - 8.75%, 7/19/18 - 5/15/45)	135,185,963	135,000,000
1.72%, dated:
4/4/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,966,693, 0.00% - 3.13%, 5/31/18 - 5/15/43)	271,802,762	271,000,000
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,641,593, 0.00% - 8.00%, 5/31/18 - 11/15/45)	270,387,000	270,000,000
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,143,162, 0.00% - 8.13%, 6/21/18 - 11/15/46)	270,387,000	270,000,000
4/25/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $206,326,221, 1.21% - 8.75%, 10/31/18 - 11/15/46)	202,289,533	202,000,000
1.73%, dated:
3/15/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $273,090,455, 0.00% - 8.13%, 7/19/18 - 2/15/45)	267,782,681	267,000,000
4/2/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,619,781, 1.25% - 8.13%, 2/28/19 - 8/15/46)	270,817,425	270,000,000
4/18/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $277,855,880, 0.00% - 8.75%, 5/31/18 - 8/15/40)	272,379,062	272,000,000
1.75%, dated 3/15/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $548,317,000, 1.25% - 8.50%, 6/30/18 - 8/15/47)	536,185,594	533,850,000
1.76%, dated:
3/19/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,366,980, 1.25% - 8.75%, 7/31/18 - 2/15/47)	134,393,067	134,000,000
3/20/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,572,052, 2.13% - 4.38%, 3/31/24 - 8/15/45)	268,812,338	268,000,000
3/22/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,278,231, 0.00% - 8.50%, 6/21/18 - 8/15/46)	134,255,714	133,850,000
1.77%, dated:
3/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,171,726, 0.00% - 7.88%, 6/21/18 - 8/15/47)	134,592,950	134,000,000
3/21/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $273,277,762, 1.13% - 5.25%, 7/31/18 - 11/15/46)	267,813,905	267,000,000
1.8%, dated 4/27/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $412,477,375, 0.00% - 4.25%, 6/21/18 - 8/15/47)	403,226,100	402,000,000
1.86%, dated 4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,450,892, 0.00% - 7.50%, 9/13/18 - 11/15/44)	270,250,850	269,000,000
Commerz Markets LLC at:
1.72%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $201,238,779, 1.13% - 4.00%, 8/15/18 - 8/15/46)	197,065,886	197,000,000
1.73%, dated:
4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $202,543,371, 0.88% - 3.38%, 5/15/19 - 5/15/44)	198,066,605	198,000,000
4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $405,857,336, 1.25% - 7.63%, 1/31/20 - 2/15/48)	396,133,210	396,000,000
1.74%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,321,561,395, 1.63% - 6.75%, 8/15/18 - 8/15/46)	1,293,062,495	1,293,000,000
Credit AG at 1.7%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $137,732,528, 1.25% - 2.00%, 4/30/19 - 11/30/22)	135,044,625	135,000,000
Deutsche Bank AG at:
1.71%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $200,987,789, 1.00% - 3.38%, 5/31/18 - 11/30/22)	197,065,503	197,000,000
1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $583,472,287, 0.00% - 3.63%, 5/3/18 - 2/15/48)	572,027,806	572,000,000
Deutsche Bank Securities, Inc. at:
1.71%, dated:
4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $406,993,863, 2.75% - 5.50%, 8/15/28 - 8/15/44)	396,131,670	396,000,000
4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $201,826,979, 3.38% - 8.00%, 11/15/21 - 5/15/44)	197,065,503	197,000,000
1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $69,730,025, 2.00% - 3.75%, 11/15/26 - 8/15/41)	68,003,306	68,000,000
ING Financial Markets LLC at:
1.69%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $82,646,476, 0.00% - 5.00%, 5/15/18 - 11/15/47)	81,026,618	81,000,000
1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $680,591,055, 1.38% - 2.63%, 9/30/18 - 9/30/22)	667,032,053	667,000,000
Lloyds Bank PLC at:
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $69,685,908, 2.13% - 7.63%, 12/31/21 - 11/15/27)	68,267,013	68,000,000
1.67%, dated 2/20/18 due 5/21/18 (Collateralized by U.S. Treasury Obligations valued at $137,082,015, 2.25% - 6.75%, 5/15/20 - 8/15/26)	134,559,450	134,000,000
1.7%, dated 2/27/18 due 5/29/18 (Collateralized by U.S. Treasury Obligations valued at $271,076,297, 1.00% - 6.75%, 11/15/19 - 8/15/26)	266,138,764	265,000,000
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $191,102,482, 1.38% - 6.75%, 9/15/20 - 11/15/27)	187,903,833	187,000,000
3/15/18 due:
6/13/18 (Collateralized by U.S. Treasury Obligations valued at $137,000,203, 2.13% - 6.75%, 8/15/21 - 8/15/26)	134,582,900	134,000,000
6/15/18 (Collateralized by U.S. Treasury Obligations valued at $136,897,101, 1.00% - 6.75%, 11/30/19 - 8/15/26)	134,595,853	134,000,000
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $165,384,109, 1.13% - 6.75%, 8/31/21 - 8/15/26)	162,770,040	162,000,000
1.85%, dated 3/21/18 due 6/21/18 (Collateralized by U.S. Treasury Obligations valued at $273,710,929, 1.13% - 6.75%, 6/30/19 - 8/15/26)	269,267,044	268,000,000
1.91%, dated 5/2/18 due 8/2/18(f)	66,322,153	66,000,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,107,529, 1.13% - 6.75%, 8/31/21 - 8/15/26)	135,756,000	135,000,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $68,339,548, 2.25% - 2.63%, 11/15/20 - 4/30/21)	67,398,706	67,000,000
Mizuho Securities U.S.A., Inc. at 1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,073,888,376, 1.13% - 1.38%, 9/30/18 - 1/31/19)	1,053,050,603	1,053,000,000
MUFG Securities EMEA PLC at:
1.71%, dated:
4/25/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $30,615,243, 8.75%, 8/15/20)	30,018,525	30,000,000
4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,444,690, 2.25% - 2.75%, 2/28/25 - 2/15/27)	67,044,555	67,000,000
4/27/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,409,445, 1.88% - 2.25%, 12/31/19 - 11/15/25)	34,017,765	34,000,000
1.72%, dated 4/25/18 due 5/7/18:
(Collateralized by U.S. Treasury Obligations valued at $115,417,555, 2.13% - 2.50%, 11/30/24 - 2/15/46)	113,118,776	113,000,000
(Collateralized by U.S. Treasury Obligations valued at $27,549,454, 1.63% - 2.38%, 10/31/23 - 5/15/27)	27,033,540	27,000,000
1.73%, dated:
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $97,007,660, 1.38% - 2.63%, 11/15/20 - 5/15/27)	95,105,001	95,000,000
4/17/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $82,914,763, 2.63%, 11/15/20)	81,389,859	81,300,000
4/19/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $89,650,616, 2.38% - 3.00%, 5/15/27 - 11/15/46)	87,087,798	87,000,000
4/27/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $20,383,848, 1.00%, 3/15/19)	20,030,756	20,000,000
4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $94,889,382, 2.25% - 8.75%, 3/31/20 - 8/15/20)	92,504,445	92,500,000
1.74%, dated:
4/11/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,634,668, 1.63% - 2.63%, 11/15/20 - 5/15/27)	27,036,540	27,000,000
4/13/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $163,339,086, 0.75% - 2.63%, 7/15/19 - 11/15/27)	160,146,933	160,000,000
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,773,047, 2.38% - 2.63%, 11/15/20 - 5/15/27)	135,156,600	135,000,000
4/19/18 due 5/7/18:
(Collateralized by U.S. Treasury Obligations valued at $41,813,305, 1.50% - 2.38%, 4/30/22 - 5/15/27)	41,063,413	41,000,000
(Collateralized by U.S. Treasury Obligations valued at $55,080,876, 1.63% - 2.75%, 7/31/19 - 2/28/25)	54,065,250	54,000,000
1.75%, dated 3/28/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $23,506,117, 1.50%, 5/31/20)	23,045,840	23,000,000
1.76%, dated 4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $93,392,044, 2.00% - 3.00%, 1/31/20 - 5/15/47)	91,129,018	91,000,000
Natixis SA at 1.71%, dated 4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,108,824,997, 1.00% - 2.38%, 2/28/19 - 2/15/27)	1,087,547,550	1,086,000,000
Nomura Securities International, Inc. at 1.68%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,020,488,555, 0.00% - 8.13%, 5/17/18 - 5/15/46)	1,978,646,147	1,978,000,000
Norinchukin Bank at:
1.79%, dated 3/16/18 due 5/16/18 (Collateralized by U.S. Treasury Obligations valued at $136,986,274, 2.00% - 3.63%, 2/15/20 - 11/15/26)	134,406,429	134,000,000
1.83%, dated:
3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,382,637, 1.50%, 8/15/26)	67,168,659	66,900,000
3/21/18 due 6/8/18 (Collateralized by U.S. Treasury Obligations valued at $82,791,827, 2.00%, 11/15/26)	81,325,283	81,000,000
4/5/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $69,451,367, 1.50% - 2.00%, 8/15/26 - 11/15/26)	68,304,187	68,000,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $138,866,085, 3.63%, 2/15/20)	136,604,747	136,000,000
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $69,203,013, 1.50%, 8/15/26)	68,096,154	67,800,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $69,400,262, 1.50%, 8/15/26)	68,293,174	68,000,000
1.9%, dated:
4/23/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $137,750,922, 3.63%, 2/15/20)	135,648,375	135,000,000
4/24/18 due 7/24/18 (Collateralized by U.S. Treasury Obligations valued at $137,745,783, 3.63%, 2/15/20)	135,648,375	135,000,000
1.91%, dated 4/25/18 due 7/25/18 (Collateralized by U.S. Treasury Obligations valued at $207,117,678, 2.13%, 11/30/23)	203,980,095	203,000,000
RBC Dominion Securities at:
1.5%, dated 2/1/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $203,732,994, 1.38% - 3.00%, 4/15/20 - 11/15/44)	199,754,542	199,000,000
1.7%, dated:
4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,857,644, 1.25% - 3.63%, 3/31/19 - 1/31/22)	136,192,667	136,000,000
4/19/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $319,441,785, 1.21% - 3.00%, 8/31/18 - 5/15/45)	313,206,928	313,000,000
4/20/18 due:
5/4/18 (Collateralized by U.S. Treasury Obligations valued at $96,950,350, 1.21% - 2.63%, 1/31/19 - 11/15/27)	95,062,806	95,000,000
5/7/18 (Collateralized by U.S. Treasury Obligations valued at $110,217,722, 1.14% - 3.63%, 4/30/19 - 5/15/45)	108,086,700	108,000,000
1.72%, dated 5/1/18 due 5/7/18(f)	201,297,703	201,000,000
SMBC Nikko Securities America, Inc. at 1.73%, dated 4/30/18 (Collateralized by U.S. Treasury Obligations valued at $285,391,259, 0.00% - 3.13%, 4/25/19 - 5/15/24)	280,013,456	280,000,000
Societe Generale at:
1.7%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $352,459,114, 0.00% - 8.88%, 6/21/18 - 8/15/47)	345,114,042	345,000,000
1.73%, dated:
4/9/18 due 5/10/18(Collateralized by U.S. Treasury Obligations valued at $96,279,413, 0.00% - 8.13%, 5/15/18 - 2/15/48)	94,140,034	94,000,000
4/10/18 due 5/11/18 (Collateralized by U.S. Treasury Obligations valued at $412,219,949, 0.00% - 8.13%, 6/21/18 - 5/15/47)	402,598,868	402,000,000
1.74%, dated 4/11/18 due 6/11/18 (Collateralized by U.S. Treasury Obligations valued at $273,348,314, 0.00% - 9.13%, 5/15/18 - 2/15/48)	267,787,205	267,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $24,315,025,000)		24,315,025,000
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $104,731,791,330)		104,731,791,330
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(243,350,655)
NET ASSETS - 100%		$104,488,440,675

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$58,666,000 due 5/01/18 at 1.72%
Citibank NA	$20,125,174
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,606,209
Wells Fargo Securities LLC	33,934,617
$58,666,000
$5,784,357,000 due 5/01/18 at 1.73%
BNP Paribas, S.A.	1,018,634,686
BNY Mellon Capital Markets LLC	135,953,912
Bank of America NA	767,799,718
Citibank NA	38,406,980
Credit Agricole CIB New York Branch	868,745,498
HSBC Securities (USA), Inc.	559,790,233
J.P. Morgan Securities, Inc.	655,637,741
Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,971,195
Mizuho Securities USA, Inc.	696,763,799
Wells Fargo Bank, NA	339,884,780
Wells Fargo Securities LLC	617,768,458
$5,784,357,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including repurchase agreements of $41,328,510,500) — See accompanying schedule: Unaffiliated issuers (cost $104,731,791,330)		$104,731,791,330
Receivable for investments sold		301,886,809
Receivable for fund shares sold		1,705,687,812
Interest receivable		59,326,903
Prepaid expenses		46,342
Other receivables		611,130
Total assets		106,799,350,326
Liabilities
Payable to custodian bank	$1,252,396
Payable for investments purchased
Regular delivery	796,900,000
Delayed delivery	119,000,000
Payable for fund shares redeemed	1,336,125,297
Distributions payable	12,147,209
Accrued management fee	22,504,570
Distribution and service plan fees payable	5,009,888
Other affiliated payables	14,562,623
Other payables and accrued expenses	3,407,668
Total liabilities		2,310,909,651
Net Assets		$104,488,440,675
Net Assets consist of:
Paid in capital		$104,488,497,967
Distributions in excess of net investment income		(54,825)
Accumulated undistributed net realized gain (loss) on investments		(2,467)
Net Assets		$104,488,440,675
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($8,466,152,620 ÷ 8,463,535,215 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($6,913,179,696 ÷ 6,911,365,221 shares)		$1.00
Advisor M Class:
Net Asset Value, offering price and redemption price per share ($29,889,092 ÷ 29,888,748 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($86,131,219,997 ÷ 86,130,729,200 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,901,645,283 ÷ 2,900,897,080 shares)		$1.00
Class K6:
Net Asset Value, offering price and redemption price per share ($46,353,987 ÷ 46,353,657 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Interest		$1,176,788,764
Expenses
Management fee	$240,758,030
Transfer agent fees	156,265,443
Distribution and service plan fees	66,125,773
Accounting fees and expenses	2,790,316
Custodian fees and expenses	497,913
Independent trustees' fees and expenses	362,061
Registration fees	9,044,151
Audit	62,038
Legal	213,218
Interest	475,249
Miscellaneous	338,542
Total expenses before reductions	476,932,734
Expense reductions	(5,168,892)	471,763,842
Net investment income (loss)		705,024,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102,888
Total net realized gain (loss)		102,888
Net increase in net assets resulting from operations		$705,127,810

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$705,024,922	$79,105,907
Net realized gain (loss)	102,888	306,628
Net increase in net assets resulting from operations	705,127,810	79,412,535
Distributions to shareholders from net investment income	(705,043,329)	(79,094,652)
Share transactions - net increase (decrease)	19,989,963,825	31,286,810,729
Total increase (decrease) in net assets	19,990,048,306	31,287,128,612
Net Assets
Beginning of period	84,498,392,369	53,211,263,757
End of period	$104,488,440,675	$84,498,392,369
Other Information
Distributions in excess of net investment income end of period	$(54,825)	$(204,986)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Money Market Fund Capital Reserves Class

Years ended April 30,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.003	–B	–B	–B
Distributions from net investment income	(.003)	–B	–B	–B
Total distributions	(.003)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.27%	.01%	.01%	-%
Ratios to Average Net AssetsD
Expenses before reductions	.96%	.97%	.99%	.99%E
Expenses net of fee waivers, if any	.93%	.53%	.32%	.13%E
Expenses net of all reductions	.93%	.53%	.32%	.13%E
Net investment income (loss)	.26%	.02%	.01%	.01%E
Supplemental Data
Net assets, end of period (000 omitted)	$8,466,153	$10,328,334	$10,396,942	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Daily Money Class

Years ended April 30,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.005	–B	–B	–B
Distributions from net investment income	(.005)	–B	–B	–B
Total distributions	(.005)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.50%	.02%	.01%	-%
Ratios to Average Net AssetsD
Expenses before reductions	.71%	.72%	.74%	.74%E
Expenses net of fee waivers, if any	.70%	.52%	.32%	.13%E
Expenses net of all reductions	.70%	.52%	.32%	.13%E
Net investment income (loss)	.49%	.03%	.01%	.01%E
Supplemental Data
Net assets, end of period (000 omitted)	$6,913,180	$8,145,306	$8,838,747	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Advisor M Class

Years ended April 30,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.005
Net realized and unrealized gain (loss)B	–
Total from investment operations	.005
Distributions from net investment income	(.005)
Total distributions	(.005)
Net asset value, end of period	$1.00
Total ReturnC,D	.48%
Ratios to Average Net AssetsE
Expenses before reductions	.72%F
Expenses net of fee waivers, if any	.70%F
Expenses net of all reductions	.69%F
Net investment income (loss)	.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$29,889

 A For the period July 6, 2017 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.008	.001	–A	–A	–A
Distributions from net investment income	(.008)	(.001)	–A	–A	–A
Total distributions	(.008)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.78%	.12%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.26%	.11%	.11%
Expenses net of all reductions	.42%	.42%	.26%	.11%	.11%
Net investment income (loss)	.81%	.14%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$86,131,220	$63,580,065	$31,943,681	$16,461,419	$15,286,372

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Premium Class

Years ended April 30,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.002	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.009	.002	–B	–B
Distributions from net investment income	(.009)	(.002)	–B	–B
Total distributions	(.009)	(.002)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.89%	.22%	.03%	-%
Ratios to Average Net AssetsD
Expenses before reductions	.36%	.37%	.38%	.37%E
Expenses net of fee waivers, if any	.32%	.32%	.29%	.14%E
Expenses net of all reductions	.32%	.32%	.29%	.14%E
Net investment income (loss)	.89%	.24%	.07%	.02%E
Supplemental Data
Net assets, end of period (000 omitted)	$2,901,645	$2,444,687	$2,031,894	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Class K6

Years ended April 30,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.003
Net realized and unrealized gain (loss)B	–
Total from investment operations	.003
Distributions from net investment income	(.003)
Total distributions	(.003)
Net asset value, end of period	$1.00
Total ReturnC,D	.34%
Ratios to Average Net AssetsE
Expenses before reductions	.27%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	1.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$46,354

 A For the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$104,731,791,330

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$556,306

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017
Ordinary Income	$705,043,329	$ 79,094,652

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $148,064,745 and the weighted average interest rate was .83% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$47,168,092	$5,888,455
Daily Money Class	-%	.25%	18,927,941	214,361
Advisor M Class	-%	.25%	29,740	–
			$66,125,773	$6,102,816

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Capital Reserves Class	$18,867,237.20
Daily Money Class	15,142,353.20
Advisor M Class	23,792	.20(a)
Fidelity Government Money Market Fund	119,551,723.16
Premium Class	2,680,047.10
Class K6	291	.01(a)
	$156,265,443

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .00%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$1,241,534
Daily Money Class	.70%	1,022,637
Advisor M Class	.70%	2,148
Premium Class	.32%	1,169,240
Class K6	.25%	567
		$3,436,126

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Capital Reserves Class	$1,730,192

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,667. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Advisor M Class	$907

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018(a)	Year ended April 30, 2017
From net investment income
Capital Reserves Class	$24,366,458	$1,072,543
Daily Money Class	37,205,910	1,397,719
Advisor M Class	83,680	–
Fidelity Government Money Market Fund	619,436,340	71,357,162
Premium Class	23,910,090	5,267,228
Class K6	40,851	–
Total	$705,043,329	$79,094,652

 (a) Amounts for Advisor M Class are for the period July 6, 2017 (commencement of sale of shares) to April 30, 2018 and for Class K6 are for the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended April 30, 2018(a)	Year ended April 30, 2017
Capital Reserves Class
Shares sold	36,580,270,205	36,376,796,508
Reinvestment of distributions	15,484,114	717,154
Shares redeemed	(38,457,527,148)	(36,446,184,849)
Net increase (decrease)	(1,861,772,829)	(68,671,187)
Daily Money Class
Shares sold	26,262,228,228	25,983,021,762
Reinvestment of distributions	26,284,669	982,341
Shares redeemed	(27,520,561,309)	(26,677,357,755)
Net increase (decrease)	(1,232,048,412)	(693,353,652)
Advisor M Class
Shares sold	83,767,381	–
Reinvestment of distributions	77,974	–
Shares redeemed	(53,956,607)	–
Net increase (decrease)	29,888,748	–
Fidelity Government Money Market Fund
Shares sold	284,785,710,724	200,986,755,072
Issued in exchange for the shares of Retirement Government Money Market Portfolio	2,486,763,160	–
Issued in exchange for the shares of Retirement Government Money Market II Portfolio	8,623,538,894	–
Reinvestment of distributions	566,170,653	63,603,777
Shares redeemed	(273,911,398,077)	(169,414,190,166)
Net increase (decrease)	22,550,785,354	31,636,168,683
Premium Class
Shares sold	2,170,687,512	1,993,603,359
Reinvestment of distributions	23,320,887	5,156,244
Shares redeemed	(1,737,251,092)	(1,586,092,718)
Net increase (decrease)	456,757,307	412,666,885
Class K6
Shares sold	50,660,509	–
Reinvestment of distributions	40,812	–
Shares redeemed	(4,347,664)	–
Net increase (decrease)	46,353,657	–

 (a) Share transactions for Advisor M Class are for the period July 6, 2017 (commencement of sale of shares) to April 30, 2018 and for Class K6 are for the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Merger Information.

On September 22, 2017, the Fund acquired all of the assets and assumed all of the liabilities of Retirement Government Money Market Portfolio and Retirement Government Money Market II Portfolio ("Target Funds") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisitions were accomplished by an exchange of 2,486,763,160 shares of Retirement Government Money Market Portfolio and 8,623,538,894 shares of Retirement Government Money Market II Portfolio (valued at $1.00 per share, respectively) for shares of the Fidelity Government Money Market Fund class of the Fund on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Retirement Government Money Market Portfolio's net assets of $2,487,291,470 including securities of $2,487,829,410 and Retirement Government Money Market II Portfolio's net assets of $8,624,995,036 including securities of $8,625,662,170 were combined with the Fund's net assets of $88,607,499,007 for total net assets after the acquisition of $99,719,785,513.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2018, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$702,155,990
Total net realized gain (loss)	97,038
Total change in net unrealized appreciation (depreciation)	–
Net increase (decrease) in net assets resulting from operations	$702,253,028

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since September 22, 2017.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Government Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2018, the related statement of operations for the year ended April 30, 2018, the statement of changes in net assets for each of the two years in the period ended April 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 15, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 236 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018) for Capital Reserves Class, Daily Money Class, Government Money Market, Premium Class and Advisor M Class and for the period (January 24, 2018 to April 30, 2018) for Class K. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period November 1, 2017 to April 30, 2018
Capital Reserves Class	.95%
Actual		$1,000.00	$1,002.30	$4.72-B
Hypothetical-C		$1,000.00	$1,020.08	$4.76-D
Daily Money Class	.70%
Actual		$1,000.00	$1,003.50	$3.48-B
Hypothetical-C		$1,000.00	$1,021.32	$3.51-D
Advisor M Class	.70%
Actual		$1,000.00	$1,003.50	$3.48-B
Hypothetical-C		$1,000.00	$1,021.32	$3.51-D
Fidelity Government Money Market Fund	.42%
Actual		$1,000.00	$1,004.90	$2.09-B
Hypothetical-C		$1,000.00	$1,022.71	$2.11-D
Premium Class	.32%
Actual		$1,000.00	$1,005.40	$1.59-B
Hypothetical-C		$1,000.00	$1,023.21	$1.61-D
Class K6	.25%
Actual		$1,000.00	$1,003.40	$.67-B
Hypothetical-C		$1,000.00	$1,023.55	$1.25-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Capital Reserves Class, Daily Money Class, Fidelity Government Money Market Fund, Premium Class and Advisor M Class and multiplied by 97/365 (to reflect the period January 24, 2018 to April 30, 2018) for Class K6.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April, 30 2018, $32,295, or, if subsequently determined to be different, the net capital gain of such year.

A total of 61.69 % of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $304,230,549 of distributions paid during the period January 1, 2018 to April 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SPU-ANN-0618
1.703529.120

Fidelity Flex℠ Funds Fidelity Flex℠ Government Money Market Fund Annual Report April 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of April 30, 2018

Days	% of fund's investments 4/30/18
1 - 7	80.1
8 - 30	10.4
31 - 60	3.7
61 - 90	2.7
91 - 180	3.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
U.S. Treasury Debt	4.0%
U.S. Government Agency Debt	14.8%
Repurchase Agreements	81.3%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

4/30/18
Fidelity Flex℠ Government Money Market Fund	1.75%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 4.0%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 4.0%
U.S. Treasury Bills
5/17/18 to 10/25/18	1.37 to 2.02%	$2,158,000	$2,147,242
U.S. Treasury Notes
6/30/18	1.75	4,000	3,992
TOTAL U.S. TREASURY DEBT
(Cost $2,151,234)			2,151,234

U.S. Government Agency Debt - 14.8%
Federal Agencies - 14.8%
Fannie Mae
5/21/18	1.65	200,000	199,915
Federal Farm Credit Bank
5/25/18 to 5/6/19	1.79 to 1.99 (b)(c)	110,000	110,016
Federal Home Loan Bank
5/2/18 to 4/25/19	1.53 to 2.05 (b)	7,461,000	7,452,040
Freddie Mac
6/13/18 to 6/22/18	1.46 to 1.75	200,000	200,295
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $7,962,266)			7,962,266

U.S. Government Agency Repurchase Agreement - 49.1%
	Maturity Amount	Value
In a joint trading account at 1.73% dated 4/30/18 due 5/1/18 (Collateralized by U.S. Government Obligations) #	$11,968,577	$11,968,000
With:
Barclays Capital, Inc. at 1.7%, dated:
4/26/18 due 5/3/18 (Collateralized by U.S. Government Obligations valued at $510,121, 3.50%, 10/1/47)	500,165	500,000
4/27/18 due 5/4/18 (Collateralized by U.S. Government Obligations valued at $1,020,193, 3.50%, 10/1/47)	1,000,331	1,000,000
BMO Capital Markets Corp. at 1.73%, dated 4/25/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $510,148, 3.00% - 4.50%, 6/15/40 - 9/15/42)	500,721	500,000
BMO Harris Bank NA at 1.73%, dated 4/25/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $510,148, 3.50% - 4.00%, 3/1/46 - 4/1/48)	500,721	500,000
BNP Paribas, S.A. at 1.77%, dated 3/20/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $153,317, 0.00% - 6.63%, 6/13/18 - 10/1/47)	150,457	150,000
Citibank NA at:
1.71%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,387, 0.00% - 2.13%, 9/13/18 - 9/30/24)	1,000,333	1,000,000
1.72%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,346, 0.38% - 4.15%, 5/15/19 - 10/20/67)	1,000,334	1,000,000
Credit AG at 1.71%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,316, 2.25%, 11/15/24)	1,000,333	1,000,000
Goldman Sachs & Co. at 1.74%, dated 4/30/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $1,020,049, 3.12% - 5.00%, 10/1/27 - 5/1/48)	1,000,338	1,000,000
HSBC Securities, Inc. at 1.7%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $1,031,937, 0.00%, 11/15/28)	1,000,331	1,000,000
ING Financial Markets LLC at 1.74%, dated 4/30/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,122, 1.88%, 8/31/24)	1,000,338	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.74%, dated 4/2/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $178,750, 3.98%, 3/20/68)	175,533	175,000
Nomura Securities International, Inc. at 1.72%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Government Obligations valued at $1,020,611, 0.00% - 4.50%, 5/3/18 - 4/20/48)	1,000,334	1,000,000
RBC Dominion Securities at:
1.71%, dated 4/20/18 due:
5/4/18 (Collateralized by U.S. Treasury Obligations valued at $510,367, 0.13% - 3.50%, 5/15/20 - 11/1/26)	500,333	500,000
5/7/18 (Collateralized by U.S. Treasury Obligations valued at $510,282, 1.50% - 4.00%, 1/31/22 - 11/20/47)	500,404	500,000
1.72%, dated 4/24/18 due 5/2/18 (Collateralized by U.S. Government Obligations valued at $1,020,348, 1.50% - 4.50%, 1/31/22 - 11/20/47)	1,000,382	1,000,000
RBC Financial Group at:
1.7%, dated 4/5/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $179,491, 2.25% - 4.50%, 12/31/23 - 1/1/48)	175,496	175,000
1.73%, dated 4/2/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $178,772, 2.25% - 4.50%, 12/31/23 - 1/1/48)	175,505	175,000
1.88%, dated 4/30/18 due 5/7/18 (Collateralized by U.S. Government Obligations valued at $204,016, 3.00% - 4.50%, 4/1/31 - 1/1/48)	200,950	200,000
Societe Generale at 1.74%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,029,838, 0.13% - 3.00%, 4/30/19 - 8/15/46)	1,000,048	1,000,000
Sumitomo Mitsui Banking Corp. at 1.74%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Government Obligations valued at $1,024,232, 3.50%, 4/20/46)	1,000,048	1,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $26,343,000)		26,343,000

U.S. Treasury Repurchase Agreement - 32.2%
With:
Barclays Capital, Inc. at 1.73%, dated:
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,393, 1.25% - 2.25%, 9/30/18 - 11/15/27)	1,001,442	1,000,000
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $511,938, 2.25% - 4.25%, 11/15/27 - 2/15/46)	500,721	500,000
BMO Harris Bank NA at:
1.72%, dated 4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $209,049, 2.25%, 2/15/27)	200,468	200,000
1.73%, dated 4/2/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $181,867, 3.88%, 8/15/40)	175,538	175,000
1.82%, dated:
4/17/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,024,829, 2.75%, 2/15/19)	1,004,398	1,000,000
4/30/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $209,679, 1.38%, 9/30/18)	200,677	200,000
1.84%, dated 4/20/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $212,267, 3.75%, 8/15/41)	200,930	200,000
BNP Paribas, S.A. at:
1.66%, dated:
3/5/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,304, 1.44% - 3.13%, 1/31/20 - 11/15/41)	100,291	100,000
3/6/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $153,424, 1.44% - 2.00%, 1/31/20 - 11/30/22)	150,436	150,000
3/7/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $154,956, 0.00% - 8.50%, 7/19/18 - 8/15/44)	150,436	150,000
1.7%, dated:
3/12/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $153,430, 1.00% - 8.75%, 8/15/18 - 11/15/40)	150,446	150,000
4/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,787, 1.38% - 4.75%, 1/31/21 - 2/15/37)	1,001,369	1,000,000
1.71%, dated 4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $178,682, 0.00% - 8.75%, 7/19/18 - 4/30/25)	175,515	175,000
1.72%, dated:
4/4/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $178,790, 2.63% - 8.75%, 5/15/20 - 5/15/21)	175,518	175,000
4/23/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $510,223, 1.13% - 8.75%, 7/31/18 - 5/15/20)	500,717	500,000
4/24/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $510,177, 0.00% - 8.75%, 9/27/18 - 5/15/20)	500,717	500,000
4/25/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $510,237, 1.44% - 2.88%, 1/31/20 - 8/15/42)	500,717	500,000
1.73%, dated:
4/2/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $178,845, 1.75% - 8.75%, 5/15/20 - 4/30/25)	175,530	175,000
4/18/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,741, 5.25%, 11/15/28)	1,001,394	1,000,000
1.75%, dated 3/15/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $154,929, 4.25%, 11/15/40)	150,656	150,000
1.76%, dated 3/22/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $153,353, 0.00% - 8.75%, 6/21/18 - 11/15/41)	150,455	150,000
1.77%, dated:
3/16/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $154,928, 0.00% - 8.75%, 5/31/18 - 8/15/44)	150,664	150,000
3/21/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $154,867, 3.00%, 11/15/44)	150,457	150,000
1.8%, dated 4/27/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,071, 1.44% - 8.13%, 1/31/20 - 2/28/23)	100,305	100,000
1.86%, dated 4/26/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,058, 1.25% - 5.25%, 7/31/18 - 11/15/28)	100,465	100,000
Commerz Markets LLC at 1.73%, dated 4/24/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,030,450, 3.38%, 5/15/44)	1,000,336	1,000,000
Deutsche Bank Securities, Inc. at 1.71%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,332, 0.00%, 4/25/19)	1,000,333	1,000,000
Fixed Income Clearing Corp. - BNYM at 1.75%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,083, 2.00%, 10/31/22)	1,000,049	1,000,000
ING Financial Markets LLC at 1.73%, dated 4/30/18 due 5/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,022,723, 1.88%, 2/28/22)	1,000,048	1,000,000
Lloyds Bank PLC at:
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $102,484, 1.38% - 6.75%, 9/15/20 - 8/15/26)	100,483	100,000
3/15/18 due 6/13/18 (Collateralized by U.S. Treasury Obligations valued at $103,169, 2.63% - 6.75%, 11/15/20 - 8/15/26)	100,435	100,000
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $179,482, 1.63% - 6.75%, 6/30/20 - 8/15/26)	175,832	175,000
Natixis SA at 1.71%, dated 4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,021,062, 1.50% - 2.25%, 6/15/20 - 6/30/24)	1,001,425	1,000,000
Nomura Securities International, Inc. at 1.68%, dated 4/25/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,365, 0.88% - 2.38%, 9/15/19 - 8/15/27)	1,000,327	1,000,000
Norinchukin Bank at:
1.83%, dated 3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,107, 1.50%, 8/15/26)	100,402	100,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $103,107, 1.50%, 8/15/26)	100,445	100,000
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $206,215, 1.50%, 8/15/26)	200,874	200,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $103,107, 1.50%, 8/15/26)	100,431	100,000
RBC Dominion Securities at:
1.7%, dated:
4/10/18 due 5/7/18 (Collateralized by U.S. Treasury Obligations valued at $178,743, 1.21% - 2.13%, 1/31/19 - 2/29/24)	175,248	175,000
4/19/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,660, 1.50% - 2.25%, 8/31/20 - 11/15/27)	1,000,661	1,000,000
1.72%, dated 5/1/18 due 5/7/18(d)	100,148	100,000
Societe Generale at 1.7%, dated 4/26/18 due 5/3/18 (Collateralized by U.S. Treasury Obligations valued at $515,165, 0.00% - 3.38%, 6/21/18 - 5/15/44)	500,165	500,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $17,300,000)		17,300,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $53,756,500)		53,756,500
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(71,973)
NET ASSETS - 100%		$53,684,527

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$11,968,000 due 5/01/18 at 1.73%
BNP Paribas, S.A.	$2,107,584
BNY Mellon Capital Markets LLC	281,293
Bank of America NA	1,588,600
Citibank NA	79,465
Credit Agricole CIB New York Branch	1,797,459
HSBC Securities (USA), Inc.	1,158,222
J.P. Morgan Securities, Inc.	1,356,533
Merrill Lynch, Pierce, Fenner & Smith, Inc.	175,808
Mizuho Securities USA, Inc.	1,441,624
Wells Fargo Bank, NA	703,231
Wells Fargo Securities LLC	1,278,181
$11,968,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including repurchase agreements of $43,643,000) — See accompanying schedule: Unaffiliated issuers (cost $53,756,500)		$53,756,500
Cash		891
Receivable for fund shares sold		179,850
Interest receivable		23,423
Total assets		53,960,664
Liabilities
Payable for investments purchased	$200,000
Payable for fund shares redeemed	52,052
Distributions payable	24,085
Total liabilities		276,137
Net Assets		$53,684,527
Net Assets consist of:
Paid in capital		$53,684,522
Accumulated undistributed net realized gain (loss) on investments		5
Net Assets, for 53,684,522 shares outstanding		$53,684,527
Net Asset Value, offering price and redemption price per share ($53,684,527 ÷ 53,684,522 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Interest		$151,694
Expenses
Independent trustees' fees and expenses	$32
Total expenses before reductions	32
Expense reductions	(27)	5
Net investment income (loss)		151,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15
Total net realized gain (loss)		15
Net increase in net assets resulting from operations		$151,704

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	For the period March 8, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,689	$5,801
Net realized gain (loss)	15	–
Net increase in net assets resulting from operations	151,704	5,801
Distributions to shareholders from net investment income	(151,766)	(5,734)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	53,172,617	5,000,000
Reinvestment of distributions	127,658	5,734
Cost of shares redeemed	(4,621,487)	–
Net increase (decrease) in net assets and shares resulting from share transactions	48,678,788	5,005,734
Total increase (decrease) in net assets	48,678,726	5,005,801
Net Assets
Beginning of period	5,005,801	–
End of period	$53,684,527	$5,005,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Government Money Market Fund

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.001
Net realized and unrealized gain (loss)	–B	–
Total from investment operations	.012	.001
Distributions from net investment income	(.012)	(.001)
Total distributions	(.012)	(.001)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	1.23%	.12%
Ratios to Average Net AssetsE
Expenses before reductions	- %F	- %F,G
Expenses net of fee waivers, if any	- %F	- %F,G
Expenses net of all reductions	- %F	- %F,G
Net investment income (loss)	1.39%	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$53,685	$5,006

 A For the period March 8, 2017 (commencement of operations) to April 30, 2017.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$53,756,500

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017(a)
Ordinary Income	$151,766	$ 5,734
Total	$151,766	$ 5,734

 (a) For the period March 8, 2017 (commencement of operations) to April 30, 2017.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $27.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on June 8, 2018, the Fund completed a significant redemption transaction. As a result of this transaction, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Flex Government Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2018, the related statement of operations for the year ended April 30, 2018, and the statement of changes in net assets and the financial highlights for the year ended April 30, 2018 and for the period March 8, 2017 (commencement of operations) through April 30, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year ended April 30, 2018, and the changes in its net assets and the financial highlights for the year ended April 30, 2018 and for the period March 8, 2017 (commencement of operations) through April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 236 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	- %-C	$1,000.00	$1,007.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

A total of 37.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $100,457 of distributions paid during the period January 1, 2018 to April 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZGY-ANN-0618
1.9881599.101

Item 2.

Code of Ethics

As of the end of the period, April 30, 2018, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Government Money Market Fund, Fidelity Government Money Market Fund, Fidelity Money Market Fund and Fidelity Treasury Only Money Market Fund (the “Funds”):

Services Billed by PwC

April 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$36,000	$3,100	$2,500	$1,700
Fidelity Government Money Market Fund	$50,000	$3,600	$2,000	$1,900
Fidelity Money Market Fund	$40,000	$3,400	$2,000	$1,800
Fidelity Treasury Only Money Market Fund	$39,000	$3,300	$2,000	$1,800

April 30, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$28,000	$300	$2,200	$100
Fidelity Government Money Market Fund	$41,000	$4,100	$2,200	$2,000
Fidelity Money Market Fund	$39,000	$3,900	$2,200	$1,900
Fidelity Treasury Only Money Market Fund	$38,000	$3,800	$2,200	$1,800

A Amounts may reflect rounding.

B Fidelity Flex Government Money Market Fund commenced operations on March 8, 2017

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	April 30, 2018A	April 30, 2017A,B
Audit-Related Fees	$7,545,000	$6,170,00
Tax Fees	$15,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Government Money Market Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2018A	April 30, 2017A,B
PwC	$10,325,000	$8,015,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Government Money Market Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018